BORROWINGS - Narrative (Details) - USD ($)	Oct. 08, 2019	Oct. 10, 2018	May 01, 2017	Jan. 25, 2017	Jun. 06, 2020	Sep. 27, 2019	Sep. 28, 2018
Line of Credit Facility [Line Items]
Long-term debt, net						$ 364,400,000	$ 364,800,000
Debt issuance costs						5,700,000	8,200,000
Current maturities of long-term debt						30,700,000	25,000,000.0
Secured Debt
Line of Credit Facility [Line Items]
Current maturities of long-term debt						$ 29,400,000	$ 25,000,000.0
Revolving Credit Facility
Line of Credit Facility [Line Items]
Maximum borrowing capacity			$ 400,000,000.0
Revolving Credit Facility | Revolving Credit Facility
Line of Credit Facility [Line Items]
Maximum borrowing capacity		$ 150,000,000.0	$ 200,000,000.0
Debt instrument, term			5 years
Used capacity, commitment fee percentage			0.125%
Permanent reduction in the revolving credit commitment		$ (50,000,000.0)
Revolving Credit Facility | Secured Debt
Line of Credit Facility [Line Items]
Debt instrument, term			5 years
Proceeds from lines of credit			$ 97,000,000.0
Revolving Credit Facility | Federal Funds Effective Swap Rate | Revolving Credit Facility
Line of Credit Facility [Line Items]
Basis spread on variable rate			0.50%
Revolving Credit Facility | London Interbank Offered Rate (LIBOR) | Revolving Credit Facility
Line of Credit Facility [Line Items]
Basis spread on variable rate			1.00%
Revolving Credit Facility | Minimum | Revolving Credit Facility
Line of Credit Facility [Line Items]
Unused capacity, commitment fee percentage			0.25%
Revolving Credit Facility | Minimum | London Interbank Offered Rate (LIBOR) | Revolving Credit Facility
Line of Credit Facility [Line Items]
Basis spread on variable rate			1.75%
Revolving Credit Facility | Minimum | Base Rate | Revolving Credit Facility
Line of Credit Facility [Line Items]
Basis spread on variable rate			0.75%
Revolving Credit Facility | Maximum | Revolving Credit Facility
Line of Credit Facility [Line Items]
Unused capacity, commitment fee percentage			0.40%
Revolving Credit Facility | Maximum | London Interbank Offered Rate (LIBOR) | Revolving Credit Facility
Line of Credit Facility [Line Items]
Basis spread on variable rate			2.75%
Revolving Credit Facility | Maximum | Base Rate | Revolving Credit Facility
Line of Credit Facility [Line Items]
Basis spread on variable rate			1.75%
Revolving Credit Facility | Debt Instrument, Repayment, Period One | Secured Debt
Line of Credit Facility [Line Items]
Repayment percentage			5.00%
Revolving Credit Facility | Debt Instrument, Repayment, Period Two | Secured Debt
Line of Credit Facility [Line Items]
Repayment percentage			5.00%	7.50%
Revolving Credit Facility | Debt Instrument, Repayment, Period Three | Secured Debt
Line of Credit Facility [Line Items]
Repayment percentage			7.50%
Revolving Credit Facility | Debt Instrument, Repayment, Period Four | Secured Debt
Line of Credit Facility [Line Items]
Repayment percentage			7.50%	10.00%
Revolving Credit Facility | Debt Instrument, Repayment, Period Five | Secured Debt
Line of Credit Facility [Line Items]
Repayment percentage			10.00%
Subsequent Event | Revolving Credit Facility
Line of Credit Facility [Line Items]
Maximum borrowing capacity	$ 125,000,000.0
Permanent reduction in the revolving credit commitment	(25,000,000.0)
Subsequent Event | Revolving Credit Facility | Revolving Credit Facility
Line of Credit Facility [Line Items]
Maximum borrowing capacity	125,000,000.0				$ 100,000,000
Permanent reduction in the revolving credit commitment	$ 25,000,000.0